Financial Assets and Financial Liabilities (Details) - Schedule of Other Current Assets - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of other current assets [Abstract]
Prepayments	$ 158,151	$ 572,400
Total	$ 158,151	$ 572,400